Assumed contingent obligation related to the business combination	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Assumed contingent obligation related to the business combination
Assumed contingent obligation related to the business combination
The value of the assumed contingent obligation as of December 31, 2018 amounts to £996 thousand (2017: £875 thousand). The increase in value of the assumed contingent obligation during 2018 amounted to £121 thousand (2017: £73 thousand ) and the unwinding of the discount on the liability was recorded in finance expense. Periodic re-measurement is triggered by changes in the probability of success. The discount percentage applied is 12%. In 2018 there were no events that triggered remeasurement.

	2018	2017
	£'000s	£'000s
January 1, 2018	875	802
Impact of changes in foreign exchange rates	15	(23)
Unwinding of discount factor	106	96
December 31, 2018	996	875
For the amount recognized December 31, 2018 of £121 thousand (2017: £73 thousand) the effect if underlying assumptions were to deviate up or down is presented in the following table (assuming the probability of success does not change):

	Discount rate (up / down 1 % pt)	Revenue (up / down 10 % pts)
	£'000s	£'000s
Variable up	954	1,026
Base case, reported fair value	996	996
Variable down	1,040	966